Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member]	6 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	¥ (174,522,798)	$ (24,307,475)	¥ (11,125,365)
Equity loss of subsidiaries	172,494,083	24,024,916	5,703,582
Share-based compensation			(85,316)
Fair value changes of warrant liability	(6,851,308)	(954,248)
Amounts due from subsidiaries	164,996,754	22,980,689	(328,910,623)
Amounts due to subsidiaries	153,142	21,330	373,586
Prepaid expenses and other current assets	(3,467,843)	(483,000)
Accrued expenses and other liabilities	37,562,847	5,231,740	55,467,639
Net cash (used in) provided by operating activities	190,364,877	26,513,951	(278,576,497)
Effect of exchange rate on cash	6,816,263	949,369	29,908,137
Net (decrease) increase in cash	197,181,140	27,463,320	(248,668,360)
Cash at the beginning of the period	3,045,660	424,198	252,611,535	¥ 252,611,535
Cash at the end of the period	200,226,800	27,887,518	3,943,175	¥ 3,045,660
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares			72,083,238
Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Equity loss of subsidiaries	¥ 172,494,083	$ 24,024,915	¥ 5,703,582